Condensed Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2022	Oct. 02, 2021	Oct. 01, 2022	Oct. 02, 2021	Jan. 01, 2022	Jan. 02, 2021
Income Statement [Abstract]
Net Income (Loss)	$ 1,032	$ 8,713	$ (3,556)	$ 14,873	$ 8,158	$ (15,642)
Other Comprehensive (Loss) Income
Foreign exchange translation adjustment	(2,729)	67	(3,247)	117	(61)	281
Comprehensive (Loss) Income Attributable to the Company	$ (1,697)	$ 8,780	$ (6,803)	$ 14,990	$ 8,097	$ (15,361)